Segment Information (Tables)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Reconciliation of Revenue from Segments to Consolidated	The following tables set forth revenue by reportable segments, as well as disaggregation of revenue by major geographic regions and reportable segments.

	Year Ended June 30,
	2019	2018	2017
Revenue:
Vistaprint (1)	$1,508,322	$1,499,141	$1,346,121
PrintBrothers (2)	443,987	410,776	318,188
The Print Group (3)	325,872	320,473	270,425
National Pen (4)	348,409	333,266	112,712
All Other Businesses (5)	136,202	40,230	93,649
Total segment revenue	2,762,792	2,603,886	2,141,095
Inter-segment eliminations	(11,716)	(11,345)	(5,690)
Total consolidated revenue	$2,751,076	$2,592,541	$2,135,405

_____________________
(1) Vistaprint segment revenues include inter-segment revenue of $5,851, $5,631, and $5,690 for the years ended June 30, 2019, 2018 and 2017, respectively.
(2) PrintBrothers segment revenues include inter-segment revenue of $1,227 and $2,068 for the years ended June 30, 2019 and 2018, respectively. No inter-segment revenue was recognized for the year ended June 30, 2017.
(3) The Print Group segment revenues include inter-segment revenue of $796, and $690 for the years ended June 30, 2019 and 2018, respectively. No inter-segment revenue was recognized for the year ended June 30, 2017.
(4) National Pen segment revenues include inter-segment revenue of $3,729 and $2,956 for the years ended June 30, 2019 and 2018, respectively. No inter-segment revenue was recognized for the year ended June 30, 2017.
(5) All Other Businesses segment revenues include inter-segment revenue of $113 for the year ended June 30, 2019. No inter-segment revenue was recognized for the years ended June 30, 2018 and 2017. Our All Other Businesses segment includes the revenue from our fiscal 2019 acquisitions, VIDA and BuildASign, from July 2, 2018 and October 1, 2018, respectively, as well as the Albumprinter business for a portion of the year ended June 30, 2018 (the sale completion date of August 31, 2017).

Disaggregation of Revenue

	Year Ended June 30, 2019
	Vistaprint	PrintBrothers	The Print Group	National Pen	All Other	Total
North America	$1,040,928	$—	$—	$179,425	$112,215	$1,332,568
Europe	373,767	442,760	325,076	134,381	—	1,275,984
Other	87,776	—	—	30,874	23,874	142,524
Inter-segment	5,851	1,227	796	3,729	113	11,716
Total segment revenue	1,508,322	443,987	325,872	348,409	136,202	2,762,792
Less: inter-segment elimination	(5,851)	(1,227)	(796)	(3,729)	(113)	(11,716)
Total external revenue	$1,502,471	$442,760	$325,076	$344,680	$136,089	$2,751,076

	Year Ended June 30, 2018
	Vistaprint	PrintBrothers	The Print Group	National Pen	All Other	Total
North America	$1,013,775	$—	$2,136	$170,745	$1,717	$1,188,373
Europe	386,142	408,708	317,647	132,352	12,677	1,257,526
Other	93,593	—	—	27,213	25,836	146,642
Inter-segment	5,631	2,068	690	2,956	—	11,345
Total segment revenue	1,499,141	410,776	320,473	333,266	40,230	2,603,886
Less: inter-segment elimination	(5,631)	(2,068)	(690)	(2,956)	—	(11,345)
Total external revenue	$1,493,510	$408,708	$319,783	$330,310	$40,230	$2,592,541

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The following table includes segment EBITDA by reportable segment, total income from operations and total income before income taxes.

	Year Ended June 30,
	2019	2018	2017
Segment EBITDA:
Vistaprint	$327,509	$291,271	$212,602
PrintBrothers	43,474	41,129	32,869
The Print Group	63,997	63,529	51,014
National Pen (1)	17,299	29,438	933
All Other Businesses	(6,317)	(10,603)	1,016
Total segment EBITDA	445,962	414,764	298,434
Central and corporate costs	(95,107)	(119,525)	(109,242)
Depreciation and amortization	(172,957)	(169,005)	(159,656)
Waltham, MA lease depreciation adjustment	4,120	4,120	4,120
Proceeds from insurance	—	(676)	(807)
Earn-out related charges	—	(2,391)	(40,384)
Share-based compensation related to investment consideration	(2,893)	(6,792)	(9,638)
Certain impairments and other adjustments (2)	(10,700)	(2,893)	(9,556)
Restructuring-related charges	(12,054)	(15,236)	(26,700)
Interest expense for Waltham, MA lease	7,236	7,489	7,727
Gain on purchase or sale of sale of subsidiary (3)	—	47,945	—
Total income from operations	163,607	157,800	(45,702)
Other income (expense), net	26,476	(21,032)	10,362
Interest expense, net	(63,171)	(53,043)	(43,977)
Loss on early extinguishment of debt	—	(17,359)	—
Income before income taxes	$126,912	$66,366	$(79,317)

___________________
(1) During the first quarter of fiscal 2019, we adopted ASC 606, Revenue from Contracts with Customers, which is the new revenue standard described in Note 2 of the accompanying consolidated financial statements. We applied the new standard under the modified retrospective method, in which we did not apply the new standard to the prior comparable period. The adoption of the new standard had a positive impact on operating income and adjusted EBITDA of $295 for the year ended June 30, 2019, as compared to the prior comparative period. Direct mail advertising costs were previously capitalized and amortized over the customer response period (typically 3-4 months) and now costs are recognized when the direct mail is sent to the customers.
(2) Includes the impact of certain impairments of goodwill and other long-lived assets as defined by ASC 350 - "Intangibles - Goodwill and Other", as well as reserves recognized for loans as defined by ASC 326 - "Financial Instruments - Credit Losses."
(3) Includes the impact of the gain on the sale of Albumprinter that was recognized in general and administrative expense in our consolidated statement of operations during the year ended June 30, 2018.

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated

	Year Ended June 30,
	2019	2018	2017
Depreciation and amortization:
Vistaprint	$69,001	$70,991	$69,715
PrintBrothers	22,108	25,005	22,159
The Print Group	29,437	34,594	33,914
National Pen	21,642	21,546	10,269
All Other Businesses	17,068	3,929	9,282
Central and corporate costs	14,515	12,940	13,061
Total depreciation and amortization	$173,771	$169,005	$158,400

	Year Ended June 30,
	2019	2018	2017
Purchases of property, plant and equipment:
Vistaprint	$32,820	$35,998	$40,544
PrintBrothers	3,521	6,469	3,312
The Print Group	7,908	9,743	11,563
National Pen	8,346	6,565	3,714
All Other Businesses	16,996	947	10,625
Central and corporate costs	972	1,208	4,399
Total purchases of property, plant and equipment	$70,563	$60,930	$74,157

	Year Ended June 30,
	2019	2018	2017
Capitalization of software and website development costs:
Vistaprint	$27,345	$26,685	$24,431
PrintBrothers	1,787	1,836	2,658
The Print Group	2,327	2,174	1,515
National Pen	3,624	1,482	—
All Other Businesses	2,948	445	761
Central and corporate costs	10,621	8,225	7,942
Total capitalization of software and website development costs	$48,652	$40,847	$37,307

Revenue from External Customers by Geographic Areas [Table Text Block]
The following tables set forth revenues by geographic area and groups of similar products and services:

	Year Ended June 30,
	2019	2018	2017
United States	$1,361,438	$1,078,544	$901,061
Germany (1)	367,375	340,881	256,069
Other (2)	1,022,263	1,173,116	978,275
Total revenue	$2,751,076	$2,592,541	$2,135,405

Revenue from External Customers by Products and Services [Table Text Block]

	Year Ended June 30,
	2019	2018	2017
Physical printed products and other (3)	$2,700,167	$2,537,201	$2,076,564
Digital products/services	50,909	55,340	58,841
Total revenue	$2,751,076	$2,592,541	$2,135,405
__________________
(1) Our revenues within the German market exceeded 10% of our total consolidated revenue. Therefore we have presented Germany as a significant geographic area.
(2) Our other revenue includes the Netherlands, our country of domicile.
(3) Other revenue includes miscellaneous items which account for less than 1% of revenue.

Revenues and long-lived assets by geographic area
The following table sets forth long-lived assets by geographic area:

	June 30, 2019	June 30, 2018
Long-lived assets (1):
Netherlands	$73,601	$109,556
Canada	73,447	81,334
United States	57,118	45,709
Switzerland	57,488	52,523
Italy	43,203	42,514
Jamaica	21,267	21,720
Australia	20,749	22,418
France	18,533	20,131
Japan	17,768	19,117
Other	79,006	67,842
Total	$462,180	$482,864
___________________
(1) Excludes goodwill of $718,880 and $520,843, intangible assets, net of $262,701 and $230,201, build-to-suit lease assets of $124,408 and $111,926, and deferred tax assets of $59,906 and $67,087 as of June 30, 2019 and June 30, 2018, respectively.